U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended June 29, 2012

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		FBL Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jennifer Morgan
Title:	Director Investment Compliance and Asst. Secretary
Phone:	(515) 226-6708

Signature, Place and Date of Signing:

 /s/ Jennifer Morgan   			West Des Moines, IA		08/20/12
Signature				City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	61
Form 13F Information Table Value Total:	$220,724

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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            						FORM 13F

                                                                              Item 6:Inv Discretion
              Item 1:               Item 2:  Item 3:   Item 4:     Item 5:   (a)Sole(b)Shared(c)SharedItem 7:  Item 8:
                                     Title              Total                         as def.  Other          Voting Auth (Shares)
          Name of Issuer           of Class   Cusip    Mktvalue     Shares            Instr.V          Mgrs  (a)Sole(b)Share(c)None
BANK OF AMERICA                    PFD      060505831    1,469       60,000      x                               x
BLACKROCK PROVIDENT T-FUND         MF       09248U718    1,754    1,754,291      x                               x
BLDRS DEV MKTS                     MF       09348R201      416       22,219      x                               x
DIAMOND HILL SMALL CAP FD - I      MF       25264S858    1,182       48,657      x                               x
ENTERGY MISSISSIPPI INC            PFD      29364N850    1,250       50,000      x                               x
FEDERATED CAP APPRECIAT-IS         COM      314172396    1,739       92,398      x                               x
FEDERATED BOND FUND                COM      31420F509    1,185      126,061      x                               x
FEDERATED TOTAL RETURN BD-IS       COM      31428Q101      403       35,188      x                               x
FRANKLIN GROWTH FUND               MF       353496839    1,951       40,613      x                               x
T ROWE PRICE INST LARGE CAP        MF       45775L200    3,198      244,651      x                               x
INTERSTATE P&L CO                  PFD      461070872    5,005      178,700      x                               x
ISHARES                            MF       464287101    1,800       28,810      x                               x
ISHARES                            MF       464287200   11,222       82,065      x                               x
ISHARES                            COM      464287226      290        2,605      x                               x
ISHARES                            MF       464287234      853       21,789      x                               x
ISHARES                            MF       464287309    2,162       29,408      x                               x
ISHARES                            MF       464287465    5,817      116,440      x                               x
ISHARES                            MF       464287473      966       20,850      x                               x
ISHARES                            MF       464287564    3,725       47,368      x                               x
ISHARES                            MF       464287598   10,935      160,292      x                               x
ISHARES                            MF       464287606    1,101       10,401      x                               x
ISHARES                            MF       464287614    2,938       46,458      x                               x
ISHARES                            MF       464287630    8,526      121,125      x                               x
ISHARES                            MF       464287648    7,153       78,200      x                               x
ISHARES                            MF       464287887    1,204       14,918      x                               x
ISHARES                            MF       464288422      790       25,307      x                               x
ISHARES                            MF       464288588      616        5,682      x                               x
ISHARES                            MF       464288869      969       19,355      x                               x
ISHARES                            MF       464288877      924       21,750      x                               x
ISHARES                            MF       464288885    1,007       18,800      x                               x
JP MORGAN CHASE & CO               PFD      46625HHA1    1,096        1,000      x                               x
JPMORGAN US TREAS PL  MMK-AG       MF       4812C2$08   28,696   28,696,194      x                               x
JPMORGAN US TREAS PL  MMK-AG       MF       4812C2$J8   18,102   18,102,285      x                               x
MERIDIAN GROWTH FUND INC           MF       589619105    2,889       64,105      x                               x
METLIFE INC                        PFD      59156R504    1,485       60,000      x                               x
NORTHERN INSTL                     MF       665278$PW       86       85,524      x                               x
NORTHERN INSTL                     MF       665278107    9,085    9,085,321      x                               x
PNC FINANCIAL SERVICES             PFD      693475857    6,061      230,000      x                               x
PNC FINANCIAL SERVICES             PFD      693475AJ4    4,648        4,500      x                               x
POWERSHARES                        COM      73935S105    1,018       39,549      x                               x
T ROWE PRICE GROWTH STOCK FUND     MF       741479109    2,197       60,931      x                               x
PRINCIPAL FINANCIAL GROUP          PFD      74251V201    5,700       60,000      x                               x
PRINCIPAL FINANCIAL GROUP          PFD      74251V300    5,222      200,000      x                               x
STANDARD AND POORS 500 INDEX       COM      78462F103    4,511       33,145      x                               x
SPDR BARCLAYS HIGH YIELD           MF       78464A417    3,985      101,000      x                               x
SOUTHERN CALIFORNIA EDISON         PFD      842400749      501        5,000      x                               x
SOUTHERN CALIFORNIA EDISON         PFD      842400756    1,217       12,186      x                               x
U S BANCORP                        PFD      902973817    7,666      280,000      x                               x
U S BANCORP                        PFD      902973833    2,286       80,000      x                               x
U S BANCORP                        PFD      902973866    1,580        2,000      x                               x
VANGUARD MEGA CAP                  MF       921910816    6,309      118,500      x                               x
VANGUARD WINDSOR II                MF       922018304    2,266       45,881      x                               x
VANGUARD GNMA FUND                 MF       922031794      211       19,125      x                               x
VANGUARD INDEX FUNDS MSCI EMER     MF       922042841    1,644       49,729      x                               x
VANGUARD INDEX FUNDS MSCI EMER     MF       922042858    5,530      138,490      x                               x
VANGUARD                           MF       92206C409    6,894       87,100      x                               x
VANGUARD                           MF       92206C870    1,564       18,350      x                               x
VANGUARD                           MF       922908611      993       14,561      x                               x
VANGUARD                           MF       922908736    3,258       47,900      x                               x
WACHOVIA PFD FUNDING               PFD      92977V206      975       36,000      x                               x
WISDOMTREE INTL                    MF       97717W760      499       11,194      x                               x
                                                       220,724
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